CONSULTING FEES DISCLOSURE: Schedule of consulting fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consulting fees	$ 1,335	$ 1,923	$ 4,014
Cash fee to management and others
Consulting fees	206	226	204
Shares and vested Options issued to key management and directors
Consulting fees	941	1,572	466
Shares and vested Options issued to others
Consulting fees	188	125	88
Biohaven options granted to the Company's directors
Consulting fees	0	0	1,019
Biohaven options granted to Biohaven consultants and management
Consulting fees	$ 0	$ 0	$ 2,237